Retirement Benefit Plans (Changes in the fair value of plan assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ending balance	$ 340.8	$ 294.6
Retirement Plans [Member]
Beginning balance	288.3
Contributions from plan participants	0	0
Benefits paid	15.3	14.0
Ending balance	338.9	288.3
Medical Plan [Member]
Beginning balance	8.2
Contributions from plan participants	(0.5)	(0.5)
Benefits paid	2.2	2.4
Ending balance	9.1	8.2
Defined Benefit Plan, Changes in Fair Value of Plan Assets [Member] | Retirement Plans [Member]
Beginning balance	288.3	286.0
Actual return on plan assets	35.5	9.5
Exchange difference	16.2	(0.6)
Contributions from the company	13.0	6.6
Contributions from plan participants	0	0
Benefits paid	(14.3)	(12.8)
Settlement and other	0.2	(0.4)
Ending balance	338.9	288.3
Defined Benefit Plan, Changes in Fair Value of Plan Assets [Member] | Medical Plan [Member]
Beginning balance	8.2	8.1
Actual return on plan assets	1.0	0.2
Exchange difference	0	0
Contributions from the company	0	0
Contributions from plan participants	0.2	0.2
Benefits paid	(0.3)	(0.3)
Settlement and other	0	0
Ending balance	$ 9.1	$ 8.2